Shareholder Report	12 Months Ended
Jan. 31, 2026 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	Vanguard Specialized Funds
Entity Central Index Key	0000734383
Entity Investment Company Type	N-1A
Document Period End Date	Jan. 31, 2026
C000008009 [Member]
Shareholder Report [Line Items]
Fund Name	Vanguard Global Capital Cycles Fund
Class Name	Investor Shares
Trading Symbol	VGPMX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Vanguard Global Capital Cycles Fund (the "Fund") for the period of February 1, 2025, to January 31, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://personal1.vanguard.com/ngf‑next‑gen‑form‑webapp/fund‑literature. You can also request this information by contacting us at 800-662-7447.
Material Fund Change Notice [Text Block]	The report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	800-662-7447
Additional Information Website	https://personal1.vanguard.com/ngf‑next‑gen‑form‑webapp/fund‑literature
Expenses [Text Block]
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Shares	$58	0.42%

Expenses Paid, Amount	$ 58
Expense Ratio, Percent	0.42%
Factors Affecting Performance [Text Block]
How did the Fund perform during the reporting period?
  For the 12 months ended January 31, 2026, the Fund significantly outperformed its benchmark.
  The first part of the period was marked by volatility in the financial markets amid fears that U.S. tariff announcements might spark trade wars and drag down global growth. Despite these concerns, markets posted solid gains for the 12 months, buoyed by optimism surrounding artificial intelligence, robust corporate earnings, and a more dovish monetary policy. The European Central Bank and the Federal Reserve each cut interest rates three times, while the Bank of England lowered rates four times.
  By region, North America, Europe, the Pacific region, and emerging markets added to the Fund’s performance. The Middle East, whose stocks make up a tiny portion of the Fund, was the only region that detracted.
  Nine of the Fund’s 11 industry sectors outperformed those of its benchmark on a relative basis. Information technology led gains through strong stock selection and favorable allocation, while materials and financials also added meaningfully through selection and underweight positions. Selection in energy, as well as an overweight allocation to consumer staples, detracted the most from relative performance.

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund's past performance does not indicate how the Fund will perform in the future.
Line Graph [Table Text Block]
How did the Fund perform over the past 10 years?
Keep in mind that the Fund's past performance does not indicate how the Fund will perform in the future. Updated performance information is available on our website at vanguard.com/performance or by calling Vanguard toll-free at 800-662-7447. The graph and returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares.
Cumulative Performance: January 31, 2016, Through January 31, 2026
Initial Investment of $10,000

Average Annual Return [Table Text Block]
Average Annual Total Returns
	1 Year	5 Years	10 Years
Investor Shares	75.37%	22.14%	16.40%
Spliced Global Capital Cycles Index	40.10%	13.43%	16.69%
MSCI All Country World Index	21.87%	11.95%	12.75%

No Deduction of Taxes [Text Block]	The graph and returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares.
Updated Performance Information Location [Text Block]	Updated performance information is available on our website at vanguard.com/performance or by calling Vanguard toll-free at 800-662-7447.
Net Assets	$ 3,586,000,000
Holdings Count | Holding	85
Advisory Fees Paid, Amount	$ 3,978,000
Investment Company Portfolio Turnover	50.00%
Additional Fund Statistics [Text Block]
Fund Statistics (as of January 31, 2026)
Fund Net Assets (in millions)	$3,586
Number of Portfolio Holdings	85
Portfolio Turnover Rate	50%
Total Investment Advisory Fees (in thousands)	$3,978

Holdings [Text Block]
Portfolio Composition % of Net Assets (as of January 31, 2026)
Africa	2.5%
Asia	13.8%
Europe	35.6%
North America	35.5%
Oceania	1.7%
South America	5.5%
Other Assets and Liabilities—Net	5.4%
This table reflects the Fund’s investments, including short-term investments and other assets and liabilities.

Material Fund Change [Text Block]
How has the Fund changed?
Effective January 12, 2026, The Vanguard Group, Inc. exercises portfolio management responsibilities through its wholly-owned subsidiaries, Vanguard Capital Management, LLC and Vanguard Portfolio Management, LLC.
This is a summary of certain changes to the Fund since January 31, 2025. For more complete information, you may review the Fund’s next prospectus, which we expect to be available by May 31, 2026, at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature or upon request at 800-662-7447.

Summary of Change Legend [Text Block]
This is a summary of certain changes to the Fund since January 31, 2025. For more complete information, you may review the Fund’s next prospectus, which we expect to be available by May 31, 2026, at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature or upon request at 800-662-7447.

Updated Prospectus Phone Number	800-662-7447
Updated Prospectus Web Address	https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature
C000008010 [Member]
Shareholder Report [Line Items]
Fund Name	Vanguard Real Estate Index Fund
Class Name	Investor Shares
Trading Symbol	VGSIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Vanguard Real Estate Index Fund (the "Fund") for the period of February 1, 2025, to January 31, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://personal1.vanguard.com/ngf‑next‑gen‑form‑webapp/fund‑literature. You can also request this information by contacting us at 800-662-7447.
Material Fund Change Notice [Text Block]	The report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	800-662-7447
Additional Information Website	https://personal1.vanguard.com/ngf‑next‑gen‑form‑webapp/fund‑literature
Expenses [Text Block]
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Shares	$28	0.27%

Expenses Paid, Amount	$ 28
Expense Ratio, Percent	0.27%
Factors Affecting Performance [Text Block]
How did the Fund perform during the reporting period?
  For the 12 months ended January 31, 2026, the Fund performed in line with its benchmark.
  The first part of the period was marked by volatility in the financial markets amid fears that U.S. tariff announcements might spark trade wars and drag down global growth. Despite these concerns, markets posted solid gains for the 12 months, buoyed by optimism surrounding artificial intelligence, robust corporate earnings, and a more dovish monetary policy. The European Central Bank and the Federal Reserve each cut interest rates three times, while the Bank of England lowered rates four times.
  Nine of the benchmark’s 17 subsectors recorded positive returns for the 12-month period. Health care REITs—which returned just over 32%—contributed the most to performance. Retail REITs and industrial REITs were also top performers. Office REITs and multifamily residential REITs detracted the most.

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund's past performance does not indicate how the Fund will perform in the future.
Line Graph [Table Text Block]
How did the Fund perform over the past 10 years?
Keep in mind that the Fund's past performance does not indicate how the Fund will perform in the future. Updated performance information is available on our website at vanguard.com/performance or by calling Vanguard toll-free at 800-662-7447. The graph and returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares.
Cumulative Performance: January 31, 2016, Through January 31, 2026
Initial Investment of $10,000

Average Annual Return [Table Text Block]
Average Annual Total Returns
	1 Year	5 Years	10 Years
Investor Shares	4.04%	5.03%	5.63%
Real Estate Spliced Index	4.31%	5.31%	5.89%
Dow Jones U.S. Total Stock Market Float Adjusted Index	15.34%	13.50%	15.06%

No Deduction of Taxes [Text Block]	The graph and returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares.
Updated Performance Information Location [Text Block]	Updated performance information is available on our website at vanguard.com/performance or by calling Vanguard toll-free at 800-662-7447.
Net Assets	$ 65,742,000,000
Holdings Count | Holding	159
Advisory Fees Paid, Amount	$ 1,208,000
Investment Company Portfolio Turnover	7.00%
Additional Fund Statistics [Text Block]
Fund Statistics (as of January 31, 2026)
Fund Net Assets (in millions)	$65,742
Number of Portfolio Holdings	159
Portfolio Turnover Rate	7%
Total Investment Advisory Fees (in thousands)	$1,208

Holdings [Text Block]
Portfolio Composition % of Net Assets (as of January 31, 2026)
Data Center REITs	7.8%
Health Care REITs	13.1%
Industrial REITs	9.8%
Multi-Family Residential REITs	6.3%
Other Specialized REITs	5.4%
Real Estate Services	7.2%
Retail REITs	12.0%
Self-Storage REITs	4.8%
Single-Family Residential REITs	3.1%
Telecom Tower REITs	8.0%
Vanguard Real Estate II Index Fund[1]	14.5%
Other Assets and Liabilities—Net	8.0%
This table reflects the Fund’s investments, including short-term investments, derivatives and other assets and liabilities.
[1]	Vanguard Real Estate II Index Fund ("the Subsidiary") is the wholly owned subsidiary in which the Fund has invested a portion of its assets.

Material Fund Change [Text Block]
How has the Fund changed?
Effective January 12, 2026, The Vanguard Group, Inc. exercises portfolio management responsibilities for the fund through its wholly-owned subsidiary, Vanguard Portfolio Management, LLC.
This is a summary of certain changes to the Fund since January 31, 2025. For more complete information, you may review the Fund’s next prospectus, which we expect to be available by May 31, 2026, at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature or upon request at 800-662-7447.

Summary of Change Legend [Text Block]
This is a summary of certain changes to the Fund since January 31, 2025. For more complete information, you may review the Fund’s next prospectus, which we expect to be available by May 31, 2026, at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature or upon request at 800-662-7447.

Updated Prospectus Phone Number	800-662-7447
Updated Prospectus Web Address	https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature
C000032424 [Member]
Shareholder Report [Line Items]
Fund Name	Vanguard Real Estate Index Fund
Class Name	ETF Shares
Trading Symbol	VNQ
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Vanguard Real Estate Index Fund (the "Fund") for the period of February 1, 2025, to January 31, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://personal1.vanguard.com/ngf‑next‑gen‑form‑webapp/fund‑literature. You can also request this information by contacting us at 800-662-7447.
Material Fund Change Notice [Text Block]	The report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	800-662-7447
Additional Information Website	https://personal1.vanguard.com/ngf‑next‑gen‑form‑webapp/fund‑literature
Expenses [Text Block]
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
ETF Shares	$13	0.13%

Expenses Paid, Amount	$ 13
Expense Ratio, Percent	0.13%
Factors Affecting Performance [Text Block]
How did the Fund perform during the reporting period?
  For the 12 months ended January 31, 2026, the Fund performed in line with its benchmark.
  The first part of the period was marked by volatility in the financial markets amid fears that U.S. tariff announcements might spark trade wars and drag down global growth. Despite these concerns, markets posted solid gains for the 12 months, buoyed by optimism surrounding artificial intelligence, robust corporate earnings, and a more dovish monetary policy. The European Central Bank and the Federal Reserve each cut interest rates three times, while the Bank of England lowered rates four times.
  Nine of the benchmark’s 17 subsectors recorded positive returns for the 12-month period. Health care REITs—which returned just over 32%—contributed the most to performance. Retail REITs and industrial REITs were also top performers. Office REITs and multifamily residential REITs detracted the most.

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund's past performance does not indicate how the Fund will perform in the future.
Line Graph [Table Text Block]
How did the Fund perform over the past 10 years?
Keep in mind that the Fund's past performance does not indicate how the Fund will perform in the future. Updated performance information is available on our website at vanguard.com/performance or by calling Vanguard toll-free at 800-662-7447. The graph and returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares.
Cumulative Performance: January 31, 2016, Through January 31, 2026
Initial Investment of $10,000

Average Annual Return [Table Text Block]
Average Annual Total Returns
	1 Year	5 Years	10 Years
ETF Shares Net Asset Value	4.18%	5.17%	5.76%
ETF Shares Market Price	4.24%	5.17%	5.77%
Real Estate Spliced Index	4.31%	5.31%	5.89%
Dow Jones U.S. Total Stock Market Float Adjusted Index	15.34%	13.50%	15.06%

No Deduction of Taxes [Text Block]	The graph and returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares.
Updated Performance Information Location [Text Block]	Updated performance information is available on our website at vanguard.com/performance or by calling Vanguard toll-free at 800-662-7447.
Net Assets	$ 65,742,000,000
Holdings Count | Holding	159
Advisory Fees Paid, Amount	$ 1,208,000
Investment Company Portfolio Turnover	7.00%
Additional Fund Statistics [Text Block]
Fund Statistics (as of January 31, 2026)
Fund Net Assets (in millions)	$65,742
Number of Portfolio Holdings	159
Portfolio Turnover Rate	7%
Total Investment Advisory Fees (in thousands)	$1,208

Holdings [Text Block]
Portfolio Composition % of Net Assets (as of January 31, 2026)
Data Center REITs	7.8%
Health Care REITs	13.1%
Industrial REITs	9.8%
Multi-Family Residential REITs	6.3%
Other Specialized REITs	5.4%
Real Estate Services	7.2%
Retail REITs	12.0%
Self-Storage REITs	4.8%
Single-Family Residential REITs	3.1%
Telecom Tower REITs	8.0%
Vanguard Real Estate II Index Fund[1]	14.5%
Other Assets and Liabilities—Net	8.0%
This table reflects the Fund’s investments, including short-term investments, derivatives and other assets and liabilities.
[1]	Vanguard Real Estate II Index Fund ("the Subsidiary") is the wholly owned subsidiary in which the Fund has invested a portion of its assets.

Material Fund Change [Text Block]
How has the Fund changed?
Effective January 12, 2026, The Vanguard Group, Inc. exercises portfolio management responsibilities for the fund through its wholly-owned subsidiary, Vanguard Portfolio Management, LLC.
This is a summary of certain changes to the Fund since January 31, 2025. For more complete information, you may review the Fund’s next prospectus, which we expect to be available by May 31, 2026, at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature or upon request at 800-662-7447.

Summary of Change Legend [Text Block]
This is a summary of certain changes to the Fund since January 31, 2025. For more complete information, you may review the Fund’s next prospectus, which we expect to be available by May 31, 2026, at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature or upon request at 800-662-7447.

Updated Prospectus Phone Number	800-662-7447
Updated Prospectus Web Address	https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature
C000008011 [Member]
Shareholder Report [Line Items]
Fund Name	Vanguard Real Estate Index Fund
Class Name	Admiral™ Shares
Trading Symbol	VGSLX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Vanguard Real Estate Index Fund (the "Fund") for the period of February 1, 2025, to January 31, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://personal1.vanguard.com/ngf‑next‑gen‑form‑webapp/fund‑literature. You can also request this information by contacting us at 800-662-7447.
Material Fund Change Notice [Text Block]	The report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	800-662-7447
Additional Information Website	https://personal1.vanguard.com/ngf‑next‑gen‑form‑webapp/fund‑literature
Expenses [Text Block]
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Admiral Shares	$13	0.13%

Expenses Paid, Amount	$ 13
Expense Ratio, Percent	0.13%
Factors Affecting Performance [Text Block]
How did the Fund perform during the reporting period?
  For the 12 months ended January 31, 2026, the Fund performed in line with its benchmark.
  The first part of the period was marked by volatility in the financial markets amid fears that U.S. tariff announcements might spark trade wars and drag down global growth. Despite these concerns, markets posted solid gains for the 12 months, buoyed by optimism surrounding artificial intelligence, robust corporate earnings, and a more dovish monetary policy. The European Central Bank and the Federal Reserve each cut interest rates three times, while the Bank of England lowered rates four times.
  Nine of the benchmark’s 17 subsectors recorded positive returns for the 12-month period. Health care REITs—which returned just over 32%—contributed the most to performance. Retail REITs and industrial REITs were also top performers. Office REITs and multifamily residential REITs detracted the most.

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund's past performance does not indicate how the Fund will perform in the future.
Line Graph [Table Text Block]
How did the Fund perform over the past 10 years?
Keep in mind that the Fund's past performance does not indicate how the Fund will perform in the future. Updated performance information is available on our website at vanguard.com/performance or by calling Vanguard toll-free at 800-662-7447. The graph and returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares.
Cumulative Performance: January 31, 2016, Through January 31, 2026
Initial Investment of $10,000

Average Annual Return [Table Text Block]
Average Annual Total Returns
	1 Year	5 Years	10 Years
Admiral Shares	4.19%	5.18%	5.78%
Real Estate Spliced Index	4.31%	5.31%	5.89%
Dow Jones U.S. Total Stock Market Float Adjusted Index	15.34%	13.50%	15.06%

No Deduction of Taxes [Text Block]	The graph and returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares.
Updated Performance Information Location [Text Block]	Updated performance information is available on our website at vanguard.com/performance or by calling Vanguard toll-free at 800-662-7447.
Net Assets	$ 65,742,000,000
Holdings Count | Holding	159
Advisory Fees Paid, Amount	$ 1,208,000
Investment Company Portfolio Turnover	7.00%
Additional Fund Statistics [Text Block]
Fund Statistics (as of January 31, 2026)
Fund Net Assets (in millions)	$65,742
Number of Portfolio Holdings	159
Portfolio Turnover Rate	7%
Total Investment Advisory Fees (in thousands)	$1,208

Holdings [Text Block]
Portfolio Composition % of Net Assets (as of January 31, 2026)
Data Center REITs	7.8%
Health Care REITs	13.1%
Industrial REITs	9.8%
Multi-Family Residential REITs	6.3%
Other Specialized REITs	5.4%
Real Estate Services	7.2%
Retail REITs	12.0%
Self-Storage REITs	4.8%
Single-Family Residential REITs	3.1%
Telecom Tower REITs	8.0%
Vanguard Real Estate II Index Fund[1]	14.5%
Other Assets and Liabilities—Net	8.0%
This table reflects the Fund’s investments, including short-term investments, derivatives and other assets and liabilities.
[1]	Vanguard Real Estate II Index Fund ("the Subsidiary") is the wholly owned subsidiary in which the Fund has invested a portion of its assets.

Material Fund Change [Text Block]
How has the Fund changed?
Effective January 12, 2026, The Vanguard Group, Inc. exercises portfolio management responsibilities for the fund through its wholly-owned subsidiary, Vanguard Portfolio Management, LLC.
This is a summary of certain changes to the Fund since January 31, 2025. For more complete information, you may review the Fund’s next prospectus, which we expect to be available by May 31, 2026, at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature or upon request at 800-662-7447.

Summary of Change Legend [Text Block]
This is a summary of certain changes to the Fund since January 31, 2025. For more complete information, you may review the Fund’s next prospectus, which we expect to be available by May 31, 2026, at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature or upon request at 800-662-7447.

Updated Prospectus Phone Number	800-662-7447
Updated Prospectus Web Address	https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature
C000008012 [Member]
Shareholder Report [Line Items]
Fund Name	Vanguard Real Estate Index Fund
Class Name	Institutional Shares
Trading Symbol	VGSNX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Vanguard Real Estate Index Fund (the "Fund") for the period of February 1, 2025, to January 31, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://personal1.vanguard.com/ngf‑next‑gen‑form‑webapp/fund‑literature. You can also request this information by contacting us at 800-662-7447.
Material Fund Change Notice [Text Block]	The report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	800-662-7447
Additional Information Website	https://personal1.vanguard.com/ngf‑next‑gen‑form‑webapp/fund‑literature
Expenses [Text Block]
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Shares	$11	0.11%

Expenses Paid, Amount	$ 11
Expense Ratio, Percent	0.11%
Factors Affecting Performance [Text Block]
How did the Fund perform during the reporting period?
  For the 12 months ended January 31, 2026, the Fund performed in line with its benchmark.
  The first part of the period was marked by volatility in the financial markets amid fears that U.S. tariff announcements might spark trade wars and drag down global growth. Despite these concerns, markets posted solid gains for the 12 months, buoyed by optimism surrounding artificial intelligence, robust corporate earnings, and a more dovish monetary policy. The European Central Bank and the Federal Reserve each cut interest rates three times, while the Bank of England lowered rates four times.
  Nine of the benchmark’s 17 subsectors recorded positive returns for the 12-month period. Health care REITs—which returned just over 32%—contributed the most to performance. Retail REITs and industrial REITs were also top performers. Office REITs and multifamily residential REITs detracted the most.

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund's past performance does not indicate how the Fund will perform in the future.
Line Graph [Table Text Block]
How did the Fund perform over the past 10 years?
Keep in mind that the Fund's past performance does not indicate how the Fund will perform in the future. Updated performance information is available on our website at vanguard.com/performance or by calling Vanguard toll-free at 800-662-7447. The graph and returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares.
Cumulative Performance: January 31, 2016, Through January 31, 2026
Initial Investment of $5,000,000

Average Annual Return [Table Text Block]
Average Annual Total Returns
	1 Year	5 Years	10 Years
Institutional Shares	4.18%	5.19%	5.80%
Real Estate Spliced Index	4.31%	5.31%	5.89%
Dow Jones U.S. Total Stock Market Float Adjusted Index	15.34%	13.50%	15.06%

No Deduction of Taxes [Text Block]	The graph and returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares.
Updated Performance Information Location [Text Block]	Updated performance information is available on our website at vanguard.com/performance or by calling Vanguard toll-free at 800-662-7447.
Net Assets	$ 65,742,000,000
Holdings Count | Holding	159
Advisory Fees Paid, Amount	$ 1,208,000
Investment Company Portfolio Turnover	7.00%
Additional Fund Statistics [Text Block]
Fund Statistics (as of January 31, 2026)
Fund Net Assets (in millions)	$65,742
Number of Portfolio Holdings	159
Portfolio Turnover Rate	7%
Total Investment Advisory Fees (in thousands)	$1,208

Holdings [Text Block]
Portfolio Composition % of Net Assets (as of January 31, 2026)
Data Center REITs	7.8%
Health Care REITs	13.1%
Industrial REITs	9.8%
Multi-Family Residential REITs	6.3%
Other Specialized REITs	5.4%
Real Estate Services	7.2%
Retail REITs	12.0%
Self-Storage REITs	4.8%
Single-Family Residential REITs	3.1%
Telecom Tower REITs	8.0%
Vanguard Real Estate II Index Fund[1]	14.5%
Other Assets and Liabilities—Net	8.0%
This table reflects the Fund’s investments, including short-term investments, derivatives and other assets and liabilities.
[1]	Vanguard Real Estate II Index Fund ("the Subsidiary") is the wholly owned subsidiary in which the Fund has invested a portion of its assets.

Material Fund Change [Text Block]
How has the Fund changed?
Effective January 12, 2026, The Vanguard Group, Inc. exercises portfolio management responsibilities for the fund through its wholly-owned subsidiary, Vanguard Portfolio Management, LLC.
This is a summary of certain changes to the Fund since January 31, 2025. For more complete information, you may review the Fund’s next prospectus, which we expect to be available by May 31, 2026, at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature or upon request at 800-662-7447.

Summary of Change Legend [Text Block]
This is a summary of certain changes to the Fund since January 31, 2025. For more complete information, you may review the Fund’s next prospectus, which we expect to be available by May 31, 2026, at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature or upon request at 800-662-7447.

Updated Prospectus Phone Number	800-662-7447
Updated Prospectus Web Address	https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature
C000211921 [Member]
Shareholder Report [Line Items]
Fund Name	Vanguard Global ESG Select Stock Fund
Class Name	Admiral™ Shares
Trading Symbol	VESGX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Vanguard Global ESG Select Stock Fund (the "Fund") for the period of February 1, 2025, to January 31, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://personal1.vanguard.com/ngf‑next‑gen‑form‑webapp/fund‑literature. You can also request this information by contacting us at 800-662-7447.
Material Fund Change Notice [Text Block]	The report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	800-662-7447
Additional Information Website	https://personal1.vanguard.com/ngf‑next‑gen‑form‑webapp/fund‑literature
Expenses [Text Block]
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Admiral Shares	$47	0.44%

Expenses Paid, Amount	$ 47
Expense Ratio, Percent	0.44%
Factors Affecting Performance [Text Block]
How did the Fund perform during the reporting period?
  For the 12 months ended January 31, 2026, the Fund underperformed its benchmark.
  The first part of the period was marked by volatility in the financial markets amid fears that U.S. tariff announcements might spark trade wars and drag down global growth. Despite these concerns, markets posted solid gains for the 12 months, buoyed by optimism surrounding artificial intelligence, robust corporate earnings, and a more dovish monetary policy. The European Central Bank and the Federal Reserve each cut interest rates three times, while the Bank of England lowered rates four times.
  Nine of 11 industry sectors detracted from relative performance. Industrials and information technology hurt results most, primarily because of stock selection, while materials and health care also weighed heavily. Selection in financials and utilities contributed positively.
  Regionally, North America and Europe detracted the most from relative performance, while emerging markets made the strongest positive contribution.

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund's past performance does not indicate how the Fund will perform in the future.
Line Graph [Table Text Block]
How did the Fund perform since inception?
Keep in mind that the Fund's past performance does not indicate how the Fund will perform in the future. Updated performance information is available on our website at vanguard.com/performance or by calling Vanguard toll-free at 800-662-7447. The graph and returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares.
Cumulative Performance: June 5, 2019, Through January 31, 2026
Initial Investment of $50,000

Average Annual Return [Table Text Block]
Average Annual Total Returns
	1 Year	5 Years	Since Inception (6/5/2019)
Admiral Shares	12.37%	11.81%	13.66%
FTSE All-World Index	22.60%	12.33%	13.77%

Performance Inception Date	Jun. 05, 2019
No Deduction of Taxes [Text Block]	The graph and returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares.
Updated Performance Information Location [Text Block]	Updated performance information is available on our website atvanguard.com/performanceor by calling Vanguard toll-free at 800-662-7447.
Net Assets	$ 1,518,000,000
Holdings Count | Holding	39
Advisory Fees Paid, Amount	$ 3,107,000
Investment Company Portfolio Turnover	47.00%
Additional Fund Statistics [Text Block]
Fund Statistics (as of January 31, 2026)
Fund Net Assets (in millions)	$1,518
Number of Portfolio Holdings	39
Portfolio Turnover Rate	47%
Total Investment Advisory Fees (in thousands)	$3,107

Holdings [Text Block]
Portfolio Composition % of Net Assets (as of January 31, 2026)
Asia	15.5%
Europe	25.5%
North America	57.8%
Other Assets and Liabilities—Net	1.2%
This table reflects the Fund’s investments, including short-term investments and other assets and liabilities.

Material Fund Change [Text Block]
How has the Fund changed?
Effective January 12, 2026, The Vanguard Group, Inc. exercises portfolio management responsibilities through its wholly-owned subsidiaries, Vanguard Capital Management, LLC and Vanguard Portfolio Management, LLC.
This is a summary of certain changes to the Fund since January 31, 2025. For more complete information, you may review the Fund’s next prospectus, which we expect to be available by May 31, 2026, at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature or upon request at 800-662-7447.

Summary of Change Legend [Text Block]
This is a summary of certain changes to the Fund since January 31, 2025. For more complete information, you may review the Fund’s next prospectus, which we expect to be available by May 31, 2026, at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature or upon request at 800-662-7447.

Updated Prospectus Phone Number	800-662-7447
Updated Prospectus Web Address	https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature
C000211922 [Member]
Shareholder Report [Line Items]
Fund Name	Vanguard Global ESG Select Stock Fund
Class Name	Investor Shares
Trading Symbol	VEIGX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Vanguard Global ESG Select Stock Fund (the "Fund") for the period of February 1, 2025, to January 31, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://personal1.vanguard.com/ngf‑next‑gen‑form‑webapp/fund‑literature. You can also request this information by contacting us at 800-662-7447.
Material Fund Change Notice [Text Block]	The report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	800-662-7447
Additional Information Website	https://personal1.vanguard.com/ngf‑next‑gen‑form‑webapp/fund‑literature
Expenses [Text Block]
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Shares	$57	0.54%

Expenses Paid, Amount	$ 57
Expense Ratio, Percent	0.54%
Factors Affecting Performance [Text Block]
How did the Fund perform during the reporting period?
  For the 12 months ended January 31, 2026, the Fund underperformed its benchmark.
  The first part of the period was marked by volatility in the financial markets amid fears that U.S. tariff announcements might spark trade wars and drag down global growth. Despite these concerns, markets posted solid gains for the 12 months, buoyed by optimism surrounding artificial intelligence, robust corporate earnings, and a more dovish monetary policy. The European Central Bank and the Federal Reserve each cut interest rates three times, while the Bank of England lowered rates four times.
  Nine of 11 industry sectors detracted from relative performance. Industrials and information technology hurt results most, primarily because of stock selection, while materials and health care also weighed heavily. Selection in financials and utilities contributed positively.
  Regionally, North America and Europe detracted the most from relative performance, while emerging markets made the strongest positive contribution.

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund's past performance does not indicate how the Fund will perform in the future.
Line Graph [Table Text Block]
How did the Fund perform since inception?
Keep in mind that the Fund's past performance does not indicate how the Fund will perform in the future. Updated performance information is available on our website at vanguard.com/performance or by calling Vanguard toll-free at 800-662-7447. The graph and returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares.
Cumulative Performance: June 5, 2019, Through January 31, 2026
Initial Investment of $10,000

Average Annual Return [Table Text Block]
Average Annual Total Returns
	1 Year	5 Years	Since Inception (6/5/2019)
Investor Shares	12.25%	11.70%	13.55%
FTSE All-World Index	22.60%	12.33%	13.77%

Performance Inception Date	Jun. 05, 2019
No Deduction of Taxes [Text Block]	The graph and returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares.
Updated Performance Information Location [Text Block]	Updated performance information is available on our website at vanguard.com/performance or by calling Vanguard toll-free at 800-662-7447.
Net Assets	$ 1,518,000,000
Holdings Count | Holding	39
Advisory Fees Paid, Amount	$ 3,107,000
Investment Company Portfolio Turnover	47.00%
Additional Fund Statistics [Text Block]
Fund Statistics (as of January 31, 2026)
Fund Net Assets (in millions)	$1,518
Number of Portfolio Holdings	39
Portfolio Turnover Rate	47%
Total Investment Advisory Fees (in thousands)	$3,107

Holdings [Text Block]
Portfolio Composition % of Net Assets (as of January 31, 2026)
Asia	15.5%
Europe	25.5%
North America	57.8%
Other Assets and Liabilities—Net	1.2%
This table reflects the Fund’s investments, including short-term investments and other assets and liabilities.

Material Fund Change [Text Block]
How has the Fund changed?
Effective January 12, 2026, The Vanguard Group, Inc. exercises portfolio management responsibilities through its wholly-owned subsidiaries, Vanguard Capital Management, LLC and Vanguard Portfolio Management, LLC.
This is a summary of certain changes to the Fund since January 31, 2025. For more complete information, you may review the Fund’s next prospectus, which we expect to be available by May 31, 2026, at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature or upon request at 800-662-7447.

Summary of Change Legend [Text Block]
This is a summary of certain changes to the Fund since January 31, 2025. For more complete information, you may review the Fund’s next prospectus, which we expect to be available by May 31, 2026, at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature or upon request at 800-662-7447.

Updated Prospectus Phone Number	800-662-7447
Updated Prospectus Web Address	https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature